Steven I. Koszalka Secretary – American Funds Insurance Series 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 siik@capgroup.com

April 29, 2014

Document Control

Division of Investment Management

Securities and Exchange Commission

Office of Insurance Products

100 F Street, NE

Washington, DC 20549

Re:	American Funds Insurance Series
File No. 002-86838 and No. 811-03857

Dear Sir or Madam:

Attached is Form N-1A of the above-named investment company, which includes Post-Effective Amendment No. 67 to the Registration Statement under the Securities Act of 1933 and Amendment No. 67 to the Registration Statement under the Investment Company Act of 1940, both as amended. The prospectuses and Statement of Additional Information have been marked to show changes from the previous filing.

It is proposed that this registration statement become automatically effective on May 1, 2014 pursuant to paragraph (b) of rule 485.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

Attachment

cc: Alison T. White

Division of Investment Management –

Office of Insurance Products